HARRIS ASSOCIATES INVESTMENT TRUST

Supplement dated November 1, 2013 to the Statement of Additional Information of

The Oakmark Funds dated January 28, 2013,

as supplemented April 17, 2013 and June 17, 2013

Effective November 1, 2013, the following replaces the information for Oakmark Fund in the table under the section titled “Investment Adviser” on page 15 of the Statement of Additional Information.

Fund	Fee
Oakmark	1.00% up to $2 billion; 0.90% from $2-3 billion; 0.80% from $3-5 billion; 0.75% from $5-7.5 billion; 0.675% from $7.5-10 billion; 0.625% from $10-12.5 billion; and 0.62% over $12.5 billion

Effective November 1, 2013, the following replaces the information for Oakmark International Fund in the table under the section titled “Investment Adviser” on page 16 of the Statement of Additional Information.

Fund	Fee
International

1.00% up to $2 billion; 0.95% from $2-3 billion; 0.85% from $3-5 billion; 0.825% from $5-7.5 billion; 0.815% from $7.5-11 billion; 0.805% from $11-16.5 billion; 0.80% from $16.5-23 billion; and  0.795% over $23 billion

Effective November 1, 2013, the following replaces the tables under the section titled “Trustees and Officers — Leadership Structure and Qualifications of the Board of Trustees” on pages 21-24 of the Statement of Additional Information.

Trustees Who Are Not Interested Persons of the Trust

Name, Address† and Age at December 31, 2012	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#	Number of Portfolios in Fund Overseen by Trustee	Other Directorships Held by Trustee
Michael J. Friduss, 70	Trustee	1995	Principal, MJ Friduss & Associates (telecommunications consultants).	7	None
Thomas H. Hayden, 61	Trustee	1995	Lecturer, Department of Integrated Marketing Communications, the Medill School, Northwestern University, since July 2006.	7	None
Christine M. Maki, 52	Trustee	1995	Senior Vice President—Tax, RR Donnelley & Sons Company (global provider of integrated communications), since August 2008; Senior Vice President—Tax, Global Hyatt Corporation (hotel management) from 1995 to 2008.	7	None
Laurence C. Morse, Ph.D., 61††	Trustee	2013	Managing Partner, Fairview Capital Partners, Inc. (private equity investment management firm).	7	Director, Webster Bank (bank and financial institution); Director, Webster Financial Corporation (bank holding company)
Allan J. Reich, 64*	Trustee	1993	Partner, Seyfarth Shaw LLP (law firm).	7	None

Steven S. Rogers, 55	Trustee	2006	Senior Lecturer of Business Administration, Harvard Business School since 2012; Clinical Professor of Finance & Management, Kellogg Graduate School of Management, Northwestern University 1995-2012; Entrepreneur-in-Residence, Ewing Marion Kauffman Foundation since 1994.	7

Director, SC Johnson Wax (manufacturer of household cleaning, personal care and insecticide products), AMCORE Financial, Inc. (bank holding company), and W.S. Darley & Co. (fire fighting and emergency equipment manufacturers)

Burton W. Ruder, 69	Trustee	1995	President, BWR Enterprises (venture capital investment and transactional financing firm); Manager, Cedar Green Associates (real estate management firm).	7	None
Peter S. Voss, 66	Trustee	1995	Retired, since 2007.	7	None
Gary N. Wilner, M.D., 72**	Trustee and Chairman of the Board of Trustees	1993	Retired, since 2004.	7	None

Trustees Who Are Interested Persons of the Trust

Name, Address† and Age at December 31, 2012	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#	Number of Portfolios in Fund Overseen by Trustee	Other Directorships Held by Trustee
Kristi L. Rowsell, 46***	Trustee and President	2010	Director, Harris Associates, Inc. (“HAI”) and President, HAI, Harris Associates L.P. (“HALP”) and Harris Associates Securities L.P. (“HASLP”), since 2010; Chief Financial Officer and Treasurer, HAI, HALP and HASLP 2005-2010.	7	None

Other Officers of the Trust

Name, Address† and Age at December 31, 2012	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#
Robert M. Levy, 62	Executive Vice President	2003	Director, HAI; Chairman and Chief Investment Officer, Domestic Equity of HAI, HALP and HASLP; Portfolio Manager, HALP
Judson H. Brooks, 42####	Vice President	2013	Analyst, HALP
Anthony P. Coniaris, 36##	Vice President and Portfolio Manager (Oakmark Select Fund)	2013	Portfolio Manager and Analyst, HALP
Richard J. Gorman, 47	Vice President, Chief Compliance Officer, Anti-Money Laundering Officer, and Assistant Secretary	2006	Chief Compliance Officer of the Trust
Kevin G. Grant, 48	Vice President and Portfolio Manager (Oakmark Fund)	2000	Portfolio Manager and Analyst, HALP
Thomas E. Herman, 51	Principal Financial Officer	2011	Chief Financial Officer and Treasurer, HAI, HALP and HASLP since 2010; Senior V.P., Chief Financial Officer and Treasurer, Ariel Investments, prior thereto.
David G. Herro, 52	Vice President and Portfolio Manager (Oakmark Global Select Fund, Oakmark International Fund and Oakmark International Small Cap Fund)	1992	Director, HAI; Vice President and Chief Investment Officer, International Equity, HAI and HALP; Portfolio Manager and Analyst, HALP
M. Colin Hudson, 43###	Vice President and Portfolio Manager (Oakmark Equity and Income Fund)	2013	Portfolio Manager and Analyst, HALP
John J. Kane, 41	Treasurer	2005	Director, Global Investment Services, HALP since 2008
Matthew A. Logan, 29###	Vice President and Portfolio Manager (Oakmark Equity and Income Fund)	2013	Portfolio Manager and Analyst, HALP
Michael L. Manelli, 32	Vice President and Portfolio Manager (Oakmark International Small Cap Fund)	2011	Portfolio Manager and Analyst, HALP
Clyde S. McGregor, 60	Vice President and Portfolio Manager (Oakmark Equity and Income Fund and Oakmark Global Fund)	1995	Vice President, HAI and HALP; Portfolio Manager, HALP

Thomas W. Murray, 42##	Vice President and Portfolio Manager (Oakmark Select Fund)	2013	Vice President and Director of Domestic Research, HAI and HALP since 2012; Portfolio Manager and Analyst, HALP
Michael J. Neary, 44	Vice President	2009	Managing Director, Marketing and Client Relations, HALP
William C. Nygren, 54	Vice President and Portfolio Manager (Oakmark Fund, Oakmark Select Fund and Oakmark Global Select Fund)	1996	Vice President, HAI and HALP; Portfolio Manager and Analyst, HALP
Vineeta D. Raketich, 41	Vice President	2003	Managing Director, Global Operations and Client Relations, HALP
Janet L. Reali, 61	Vice President, Secretary and Chief Legal Officer	2001	Director, HAI; Vice President, General Counsel and Secretary, HAI and HALP; General Counsel and Chief Compliance Officer, HASLP
Robert A. Taylor, 40	Vice President and Portfolio Manager (Oakmark Global Fund and Oakmark International Fund)	2005	Vice President and Director of International Research HAI and HALP; Portfolio Manager and Analyst, HALP
Andrew J. Tedeschi, 47	Assistant Treasurer	2008	Employee of HALP
Edward J. Wojciechowski, 40###	Vice President and Portfolio Manager (Oakmark Equity and Income Fund)	2013	Portfolio Manager, Analyst and Director of Fixed Income, HALP
Randall T. Zipfel, 54#####	Vice President	2013	Chief Operating Officer, HALP since 2013; formerly, Senior Vice President, Chief Administrative Officer and Chief Operating Officer, Calamos Investments (2006-2013)

†  Unless otherwise noted, the business address of each officer and trustee listed in the tables is Two North LaSalle Street, Suite 500, Chicago, Illinois 60602-3790.

†† Dr. Morse was appointed a Trustee effective October 15, 2013.

#  As used in this table, “HALP,” “HAI” and “HASLP” refer to the Adviser, the general partner of the Adviser, and the Funds’ distributor, respectively.

*  On January 1, 2013, Allan J. Reich was appointed Chairman of the board of trustees.

**  Dr. Wilner retired from the board of trustees on December 31, 2012.

***  Ms. Rowsell is a trustee who is an “interested person” of the Trust as defined in the 1940 Act because she is an officer of the Adviser and a director of HAI.

##  Prior to January 2013, Messrs. Coniaris and Murray were not officers or portfolio managers of the Select Fund.

###  Prior to April 17, 2013, Messrs. Hudson, Logan and Wojciechoski were not officers or portfolio managers of the Equity and Income Fund.

#### Prior to July 17, 2013, Mr. Brooks was not an officer of the Trust.

##### Prior to October 16, 2013, Mr. Zipfel was not an officer of the Trust.

Effective November 1, 2013, the following replaces the third paragraph and table under the section titled “Trustees and Officers — Risk Oversight” on pages 24-25 of the Statement of Additional Information.

The committees of the board of trustees include the executive committee, audit committee, governance committee, committee on contracts and investment review committee and the board of trustees has created a pricing committee. The following table identifies the members of those committees as of October 16, 2013, the function of each committee, and the number of meetings of each committee held during the fiscal year ended September 30, 2013.

Committee	Members of Committee	Number of meetings during fiscal year ended September 30, 2013	Principal Functions of Committee
Executive Committee	Allan J. Reich* Michael J. Friduss Thomas H. Hayden	2	The executive committee generally has the authority to exercise the powers of the board during intervals between meetings.

Audit Committee	Christine M. Maki* Steven S. Rogers Burton W. Ruder Peter S. Voss Allan J. Reich	5

The principal responsibilities of the audit committee include the following:

• to oversee the accounting and financial reporting policies and practices of the Trust, its internal controls and, as appropriate, the internal controls of certain service providers;

• to assist board of trustees oversight of (i) the integrity of the Funds’ financial statements, (ii) the Funds’ compliance with legal and regulatory requirements, (iii) the independent auditors’ qualifications and independence and (iv) the performance of the independent auditors;

• to pre-approve the audit and non-audit services that the Trust’s independent auditors provide to the Trust and certain non-audit services that the Trust’s independent auditors may provide the Adviser and its affiliates;

• to act as liaison between the independent auditors of the Funds and the full board of trustees;

• to oversee the portfolio transaction policies and practices of the Funds;

• to review potential conflicts of interest that are identified and brought to the attention of the board of trustees; and

• to discuss guidelines and policies governing the process by which the Adviser and other relevant service providers assess and manage the Funds’ exposure to risk, and to discuss the Funds’ most significant financial risk exposures and the steps the Adviser has taken to monitor and control such risks.

Governance Committee	Thomas H. Hayden* Michael J. Friduss Steven S. Rogers Allan J. Reich	5

The governance committee makes recommendations to the board regarding board committees and committee assignments, the composition of the board, candidates for election as non-interested trustees and compensation of trustees who are not affiliated with the Adviser, and oversees the process for evaluating the functioning of the board.

Committee on Contracts	Michael J. Friduss* Christine M. Maki Peter S. Voss Allan J. Reich Laurence C. Morse	5

The committee on contracts is responsible for reviewing in the first instance, and making recommendations to the board regarding, investment advisory agreements and any other agreements relating to the management or administration of any Fund.

Investment Review Committee	Peter Voss* Tom H. Hayden Burt W. Ruder Allan J. Reich Laurence C. Morse	5	The investment review committee reviews the data and materials presented by the Adviser related to portfolio investments of the Funds.
Pricing Committee	Thomas E. Herman John J. Kane Judson H. Brooks Vineeta D. Raketich Janet L. Reali Kristi L. Rowsell	9	The committee is authorized, on behalf of the board, to determine, in accordance with the valuation procedures established by the board, fair valuations of portfolio securities.

*  Chair of the committee

Effective November 1, 2013, the following replaces the first table on page 26 of the Statement of Additional Information.

The following table shows the compensation paid by the Trust during the fiscal year ended September 30, 2013 to each trustee who is not affiliated with the Adviser:

Name of Trustee	Aggregate Compensation from the Trust*	Average Compensation per Fund
Michael J. Friduss	$195,250	$27,893
Thomas H. Hayden	$198,500	$28,357
Christine M. Maki	$187,500	$26,786
Laurence C. Morse, Ph.D.**	$0	$0
Allan J. Reich	$288,750	$41,250
Steven S. Rogers	$174,500	$24,929
Burton W. Ruder	$174,500	$24,929
Peter S. Voss	$209,000	$29,857
Gary N. Wilner, M.D.***	$88,000	$12,571

*  Each Fund is a series of the Trust and the Trust constitutes the entire fund complex. Aggregate compensation includes compensation that was deferred pursuant to the deferred compensation plan as described below. As of September 30, 2013, the total amounts (unaudited) accrued under the plan were $1,148,469 for Mr. Friduss, $1,159,973 for Mr. Hayden, $1,137,463 for Ms. Maki, $489,821 for Mr. Ruder and $1,107,125 for Dr. Wilner.

** As of September 30, 2013, Dr. Morse was not a member of the board of trustees and therefore received no compensation from the Trust.

***  Dr. Wilner retired from the board of trustees on December 31, 2012.

Effective November 1, 2013, the following replaces the second table on page 26 of the Statement of Additional Information.

The following table shows the value of shares of each Fund “beneficially” owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”)) by each trustee (within dollar ranges) as of December 31, 2012.

Trustee	Oakmark Fund	Select Fund	Equity and Income Fund	Global Fund	Global Select Fund	International Fund	International Small Cap Fund	Aggregate Dollar Range of Shares of all Funds in Fund Complex
Michael J. Friduss	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$50,001 – 100,000	$50,001 – 100,000	$10,001 – 50,000	Over $100,000
Thomas H. Hayden	$50,001 – 100,000	$10,001 – 50,000	Over 100,000	$10,001 – 50,000	$50,001 – 100,000	None	None	Over $100,000
Christine M. Maki	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Laurence C. Morse, Ph.D.*	None	None	None	None	None	None	None	None
Allan J. Reich	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 – 50,000	Over $100,000
Steven S. Rogers	$1 – 10,000	$10,001 – 50,000	$50,001 – 100,000	$10,001 – 50,000	$1 – 10,000	$10,001 – 50,000	$10,001 – 50,000	Over $100,000
Kristi L. Rowsell	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Burton W. Ruder	$10,001 – 50,000	$10,001 – 50,000	$50,001 – 100,000	Over $100,000	None	Over $100,000	None	Over $100,000
Peter S. Voss	Over $100,000	Over $100,000	Over $100,000	$50,001 – 100,000	None	Over $100,000	Over $100,000	Over $100,000
Gary N. Wilner, M.D.**	$10,001 – 50,000	$50,001 – 100,000	$1 – 10,000	$50,001 – 100,000	Over $100,000	Over $100,000	$50,001 – 100,000	Over $100,000

*As of December 31, 2012, Dr. Morse was not a member of the board of trustees and therefore any shares beneficially owned by Dr. Morse are not displayed in this table.

**Dr. Wilner retired from the board of trustees on December 31, 2012.

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